Income Taxes	12 Months Ended
Dec. 31, 2022
Income Tax Disclosure [Abstract]
INCOME TAXES

13. INCOME TAXES

Income tax expense for the years ended December 31, 2022 and 2021 consisted of the following:

	Year Ended December 31,
	2022	2021
Current:
Federal	$-	$-
State	2,400	800
Foreign	-	-
Total Current	$2,400	$800
Deferred:
Federal	$-	$-
State	-	-
Foreign	795,378	(187,055)
Total Deferred	$795,378	$(187,055)
Total provision for income taxes	$797,778	$(186,255)

Deferred tax assets (liability) as of December 31, 2022 and December 31, 2021 consist approximately of:

	December 31,	December 31,
	2022	2021
Loss on impairment of Assets	709,961	741,390
Net operating loss carryforwards	5,866,623	2,801,363
Tax credit of investment	-	698,187
Operating lease liabilities	213,482	-
Operating lease assets	(213,482)	-
Deferred tax assets, Gross	6,576,584	4,240,940
Valuation allowance	(6,459,474)	(3,259,028)
Deferred tax assets, net	117,110	981,912